Operating Expenses, Depreciation and Amortization - Summary of Depreciation and Amortization Recognized (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Depreciation and amortisation expense [abstract]
Depreciation and amortization expense included in cost of sales	$ 921	$ 865	$ 853
Depreciation and amortization expense included in administrative, selling and distribution and logistics expenses	196	180	129
Depreciation and amortization	$ 1,117	$ 1,045	$ 982